As filed with the Securities and Exchange Commission on October 27, 1998

                                            1933 Act Registration No. __________
                                        1940 Act Registration No. 811-09079


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]

      Pre-Effective Amendment No. _____   [     ]

      Post-Effective Amendment No. _____  [     ]

                                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]

      Amendment No. _____                       [     ]

                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SERIES FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                  Kirkpatrick & Lockhart LLP 1800 Massachusetts
                                   Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000



It is proposed that this filing will become effective:
     As soon as practicable after the effective date of this Registration Statement

                         Morgan Keegan Series Fund, Inc.

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement

     Cross Referenced Sheet

     Part A  -     Prospectus

     Part B  -     Statement of Additional Information

     Part C  -     Other Information

     Signature Page

     Exhibits

                         Morgan Keegan Series Fund, Inc.
                         Form N-1A Cross Reference Sheet


     PART A ITEM NO. AND CAPTION        PROSPECTUS CAPTION

1.   Front and Back Cover Page          Front and Back Cover Pages

2.   Risk/Return Summary:               Overview; Goals of the Funds; Goals and
     Investments, Risks, and            Strategies; Portfolio Securities;
     Performance                        Concepts to Understand; Risk Factors;
                                        More About Risk; Other Securities and
                                        Risk; Other Investment Practices

3.   Risk/Return Summary: Fee Table     Fees and Expenses of the Funds

4.   Investment Objectives, Principal   Overview; Goals of the Funds; Goals and
     Investment Strategies, and Related Strategies; Portfolio Securities;
     Risks                              Concepts to Understand; Risk Factors;
                                        More About Risk; Other Securities and
                                        Risk; Other Investment Practices

5.   Management's Discussion of         Not Applicable
     Fund Performance

6.   Management, Organization and       The Management Firm; Portfolio
     Capital Structure                  Management

7.   Shareholder Information            Your Account; Buying Shares; Choosing a
                                        Share Class; Class Comparison; Policies
                                        for Buying Shares; To Add to an
                                        Account; Buying Shares; Selling Shares;
                                        To Sell Some or All of Your Shares;
                                        Account Policies; Distributions and
                                        Taxes; Tax Considerations; Investor
                                        Services; Additional Policies; Your
                                        Investment --The Opportunity

8.   Distribution Arrangements          The Management Firm

9.   Financial Highlights Information   Not Applicable

                                        STATEMENT OF ADDITIONAL INFORMATION
PART B ITEM NO. AND CAPTION             CAPTION

10.  Cover Page and Table of Contents   Front Cover Page
                                        Table of Contents

11.  Fund History                       General Information

12.  Description of the Fund and Its    Investment Limitations and Policies;
     Investments and Risks              Description of the Funds' Shares

13.  Management of the Fund             Directors and Officers; Investment
                                        Adviser

14.  Control Persons and Principal      Directors and Officers
     Holders of Securities

15.  Investment Advisory and Other      Investment Adviser; Distributor;
     Services                           Custodian, Transfer Agent, Dividend,
                                        Disbursing Agent and Portfolio
                                        Accounting Service Agent

16.  Brokerage Allocation and Other     Portfolio Transactions and Brokerage
     Practices

17.  Capital Stock and Other            Description of the Funds' Shares
     Securities

18.  Purchase, Redemption, and Pricing  Additional Information on Redemptions;
     of Shares                          Valuation of Shares; Purchase of Shares

19.  Taxation of the Fund               Additional Tax Information

20.  Underwriters                       Distributor

21.  Calculation of Performance Data    Performance Information

22.  Financial Statements               Not applicable

MORGAN KEEGAN INTERMEDIATE BOND FUND
A BOND FUND FOR INVESTORS WHO SEEK TO EARN A HIGH LEVEL OF INCOME PRIMARILY FROM INTERMEDIATE MATURITY, INVESTMENT GRADE BONDS.

MORGAN KEEGAN HIGH INCOME FUND
A BOND FUND FOR INVESTORS WHO CAN ACCEPT HIGHER RISK AND SEEK TO EARN A HIGHER LEVEL OF INCOME PRIMARILY FROM BELOW INVESTMENT GRADE BONDS.

PROSPECTUS
JANUARY 1, 1999

THIS PROSPECTUS HAS INFORMATION ABOUT THESE FUNDS YOU SHOULD KNOW BEFORE YOU INVEST. FOR YOUR OWN BENEFIT AND PROTECTION, PLEASE READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT WITH YOUR INVESTMENT RECORDS FOR FUTURE REFERENCE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

MORGAN KEEGAN & COMPANY, INC.
50 North Front Street
Memphis, TN 38103

                                TABLE OF CONTENTS
                                                                            PAGE

Overview.......................................................................1
   Fund Information Key........................................................1
Goals of the Funds.............................................................2
Who may want to invest.........................................................2
Morgan Keegan Intermediate Bond Fund...........................................3
   Goals and Strategies .......................................................3
   Portfolio Securities .......................................................3
   Concepts to Understand......................................................3
   Risk Factors ...............................................................4
   Portfolio Management .......................................................4
   Fees and Expenses of the Fund...............................................5
Morgan Keegan High Income Fund.................................................6
   Goals and Strategies .......................................................6
   Portfolio Securities .......................................................6
   Concepts to Understand......................................................6
   Risk Factors ...............................................................6
   Portfolio Management .......................................................7
   Fees and Expenses of the Fund ..............................................7
Your Account...................................................................8
   Buying shares ..............................................................8
   Choosing a Share Class......................................................8
   Class Comparison............................................................8
   Rule 12b-1.................................................................10
   Policies for Buying Shares.................................................10
   To Add to an Account.......................................................10
   Buying Shares .............................................................11
   Internet...................................................................11
   Selling Shares.............................................................11
   To Sell Some or All of Your Shares ........................................12
Funds'Management and Investment Adviser.......................................12
Funds'Distributor.............................................................13
Account Policies..............................................................13
Distributions and Taxes.......................................................14
Tax Considerations............................................................14
Investor Services.............................................................14
Additional Policies...........................................................15
More About Risk...............................................................15
   Other Securities and Risks.................................................15
   Other Investment Practices.................................................16
Your Investment --The Opportunity.............................................17
   Services You Can Use.......................................................17
   Easy to Start and Easy to Manage...........................................17
For Additional Information....................................................17
Account Application...........................................................18

OVERVIEW

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHICS OMITTED] GOALS AND STRATEGIES: The Fund's particular investment goals and the strategies it intends to follow in pursuing those goals.

[GRAPHICS OMITTED] PORTFOLIO SECURITIES: The primary types of securities in which the Fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[GRAPHICS OMITTED] RISK FACTORS: The major risk factors associated with the Fund.

[GRAPHICS OMITTED] PORTFOLIO MANAGEMENT: The individual designated by the investment adviser to handle the Fund's day-to-day management.

[GRAPHICS OMITTED] EXPENSES: The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

GOALS OF THE FUNDS

Each Fund seeks income without sacrificing total return. Each Fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

The Funds may be appropriate for investors who:

o    Are seeking a regular stream of income

o Are seeking higher return than money market funds and are willing to accept the risk of loss of principal

o    Want to diversify their portfolios

o Are seeking a mutual fund for the income portion of an asset allocation portfolio

o    Are retired or nearing retirement

The Funds may NOT be appropriate for investors who:

o    Are seeking maximum return over a long time horizon

o    Require absolute stability of principal

MORGAN KEEGAN INTERMEDIATE BOND FUND

GOALS AND STRATEGIES [GRAPHICS OMITTED]

The Fund seeks income without sacrificing total return. To pursue these goals, the Fund's policy is to invest at least 65% of total assets in investment grade, intermediate term maturity bonds (those bonds rated investment grade by at least one national rating organization with overall effective maturities of 1 to 10 years). The policy of the Fund is to keep the portfolio's average effective maturity generally between 3 and 10 years.

In managing the Fund's portfolio, the Adviser will focus on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser will invest in securities that potentially offer better yield or total return (or combination of yield and price appreciation) than securities of comparable quality and maturity. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the Fund's assets "fully invested" (hold a minimal amount of cash reserves -- generally less than 10%) and to maintain a relatively stable average effective portfolio maturity.

PORTFOLIO SECURITIES [GRAPHICS OMITTED]

The Fund may invest in debt securities of all maturities and types, including U.S. government bonds, corporate bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities. The Fund may also invest up to 35% of its net assets in certain higher-risk investments, including derivative and leveraged investments, below investment-grade bonds and U.S. equity securities.

For  liquidity  and  flexibility,   the  Fund  may  invest  in  investment-grade
short-term securities. In unusual market conditions, it may invest more assets in these securities as a defensive tactic.

CONCEPTS TO UNDERSTAND

o INTERMEDIATE TERM MATURITY BONDS: bonds (debt) that have average maturities generally ranging from 1 to 10 years. These bonds normally offer higher yields than more stable short term bonds and greater price stability than comparable higher-yielding long term bonds.

o INVESTMENT GRADE BONDS: bonds that are rated in the top four credit categories by a national rating organization at the time of purchase or, if not rated, are considered by the Adviser to be of equal quality. Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; ratings are no guarantee of quality.

o EFFECTIVE MATURITY: the calculated maturity based on analytical factors that estimate the actual expected return of principal rather than the stated final maturity date. For example, a mortgage-backed bond may have a 30-year stated final maturity. However, given the expected periodic principal prepayments of that bond, the effective maturity may be 10 years rather than the stated 30 years. The AVERAGE EFFECTIVE MATURITY is the dollar-weighted average of effective maturities of the securities in the Fund's portfolio.

o    EXTENSION  RISK:  the risk that an unexpected  rise in interest  rates will
     extend  the  life  of  a  mortgage-backed   security  beyond  the  expected
     prepayment time, typically reducing the security's value.

o PREPAYMENT RISK: the risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

o   TOTAL RETURN:  is composed of the income  received on the securities held by
    the  Fund  and  either  capital   appreciation   or  depreciation  of  those
    securities.

RISK FACTORS  [GRAPHICS OMITTED]

Investors should expect fluctuations in share price, yield and total return compared with less aggressive bond funds. Typically, a rise in interest rates causes a decline in market value of debt securities. The longer the Fund's average effective maturity, the more likely it is to be affected by a change in interest rates. To the extent that the Fund invests in asset-backed and mortgage-backed securities, it may also be subject to extension and prepayment risks.

While bonds historically have been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down, which means that you could lose money.

Because different types of bonds tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other bond funds. In the long run, the Fund may produce more modest gains than riskier high yield and long term bond funds as a trade-off for potentially lower risk.

In searching for attractive yields and capital appreciation, the Fund may invest a portion of its assets in high yield bonds, convertible securities and common stocks, which could carry additional risks such as credit risk and stock price volatility.

The Fund intends to keep all assets invested at all times. Under adverse market conditions, this strategy could have the effect of increasing an investor's risk of loss.

The Fund is newly organized and has no operating history prior to the date of this prospectus. Before you invest, please read "More About Risk" starting on page 15.

PORTFOLIO MANAGEMENT  [GRAPHICS OMITTED]

James C.  Kelsoe,  CFA,  is the Chief  Fixed  Income  Investment  Officer of the
Adviser, a position he has held since 1991. He joined Morgan Keegan & Company, Inc., ("Morgan Keegan") in 1991 and has been in the investment business since 1986.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your
investment)                                               Class A          Class C          Class I
-------------------------------------------------------------------------------------------------------

Maximum front-end sales charge (Load)                     2.00%            0.00%            0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load)                      0.00%            1.00%            0.00%
(as a percentage of the lesser of the offering price or
net asset value)


ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)                                Class A          Class C          Class I
-------------------------------------------------------------------------------------------------------

Management fee                                            0.40%            0.40%            0.40%
Marketing/service (12b-1) fees                            0.25%            0.60%            0.00%
Other expenses1                                           0.40%            0.40%            0.40%
                                                          ----------------------------------------------
Total annual fund operating expenses2                     1.05%            1.40%            0.80%
                                                          ==============================================

Fee Waiver                                                0.15%            0.15%            0.15%
Net Expenses:                                             0.90%            1.25%            0.65%


(1) Because the Fund had no operations prior to the date of this prospectus, these expenses are estimated for its first year of operations.

(2) The Adviser has agreed to waive its fee and to reimburse the Fund for its first fiscal year of operations to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 0.90% of net assets of Class A shares, 1.25% of net assets of Class C shares and 0.65% of net assets of Class I shares.

EXAMPLE  [GRAPHICS OMITTED]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          Class A        Class C        Class I
                                      ------------------------------------------

1 Year                                      $293           $236          $ 68
1 Year (if not redeemed)                    $293           $131           $68
3 Years (whether or not redeemed)           $489           $408          $214

MORGAN KEEGAN HIGH INCOME FUND

GOALS AND STRATEGIES:  [GRAPHICS OMITTED]

The Fund seeks income without sacrificing total return. To pursue this goal, the Fund invests primarily in high yield fixed income (debt) securities.

In managing the Fund's portfolio, the Adviser will focus on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser will invest in securities that potentially offer better yield or total return (the combination of yield and price appreciation) than securities of comparable quality and maturity. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the Fund's assets "fully invested" (hold a minimal amount of cash reserves -- generally less than 10%) and to maintain a relatively stable average effective portfolio maturity.

PORTFOLIO SECURITIES  [GRAPHICS OMITTED]

Up to 100% of the Fund's investments may consist of debt securities that are rated below investment grade and their unrated equivalents. Types of bonds include, but are not limited to, debentures, notes, convertible securities and preferred stocks of domestic and foreign corporations, and municipal and foreign government obligations.

The Fund may also invest up to 20% of its net assets in U.S or foreign equities.

For  liquidity  and  flexibility,   the  Fund  may  invest  in  investment-grade
short-term securities. In unusual market conditions, it may invest more assets in these securities as a defensive tactic.

CONCEPTS TO UNDERSTAND

HIGH YIELD SECURITIES: high yield or below investment grade securities are securities which are rated below investment grade by national rating organizations. These securities (sometimes referred to as "junk bonds") are described by the rating services to be speculative or have speculative elements (high in financial risk) that decrease the probability of future payments by the issuer.

TOTAL RETURN: is composed of the income received on the securities held by the Fund and either capital appreciation or depreciation of those securities.

RISK FACTORS  [GRAPHICS OMITTED]

Investors should expect greater fluctuations in share price, yield and total return compared with less aggressive bond funds.

Issuers of high yield securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared with issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by those difficulties when they do encounter them. High yield securities may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. The Fund is newly organized and has no operating history prior to the date of this prospectus. Before you invest, please read "More About Risk" starting on page 15.

Typically, a rise in interest rates causes a decline in market value of debt securities. The longer the Fund's average effective maturity, the more likely it is to be affected by a change in interest rates. To the extent that the Fund invests in asset-backed and mortgage-backed securities, it may also be subject to extension and prepayment risks.

While bonds historically have been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down, which means that you could lose money.

The Fund intends to keep all assets invested at all times. Under adverse market conditions, this strategy could have the effect of increasing an investor's risk of loss.

The Fund is newly organized and has no operating history prior to the date of this prospectus. Before you invest, please read "More About Risk" starting on page 15.

PORTFOLIO MANAGEMENT  [GRAPHICS OMITTED]

James C. Kelsoe, CFA, is the Chief Fixed Income Investment Officer of the Adviser, a position he has held since 1991. He joined Morgan Keegan in 1991 and has been in the investment business since 1986.

FEES AND EXPENSES OF THE FUND  [GRAPHICS OMITTED]

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your
investment)                                               Class A          Class C          Class I
------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load)                     2.50%            0.00%            0.00%
(as a percentage of offering price)
Maximum deferred sales charge (load)                      0.00%            1.00%            0.00%
(as a percentage of the lesser of the offering price or
net asset value)

ANNUAL FUND EXPENSES (expenses that are deducted from
Fund assets)                                              Class A          Class C          Class I
-------------------------------------------------------------------------------------------------------

Management fee                                            0.75%            0.75%            0.75%
Marketing/service (12b-1) fees                            0.25%            0.75%            0.00%
Other expenses1                                           0.40%            0.40%            0.40%
                                                          ---------------- ---------------- --------------
Total annual fund operating expenses2                     1.40%            1.90%            1.15%
                                                          ================ ================ ==============

Fee Waiver                                                0.15%            0.15%            0.15%
Net Expenses:                                             1.25%            1.75%            1.00%

(1) Because the Fund had no operations prior to the date of this prospectus, these expenses are estimated for its first year of operations.

(2) The Adviser has agreed to waive its fee and to reimburse the Fund for its first fiscal year of operations to the extent its annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.25% of net assets of Class A shares, 1.75% of net assets of Class C shares and 1.00% of net assets of Class I shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       Class A        Class C        Class I
                                     -------------------------------------------

1 Year                                    $378           $289          $105
1 Year (if not redeemed)                  $378           $184          $105
3 Years (whether or not redeemed)         $648           $569          $328


YOUR ACCOUNT

BUYING SHARES  [GRAPHICS OMITTED]

If you are buying shares through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan broker, please use the instructions on these pages.

CHOOSING A SHARE CLASS

Each fund offers three share classes. Each class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a smaller amount for less than five years, you may want to consider Class C shares. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares. Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A-FRONT LOAD

o Initial sales charge of 2.00% for the Morgan Keegan Intermediate Bond Fund and 2.50% for the Morgan Keegan High Income Fund (in either case, as a percentage of offering price); see schedule below.

o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.

o Low or no sales charge for certain wrap-fee programs and other sponsored arrangements.

o Lower annual expenses than Class C shares due to lower marketing/service (12b-1) fee of 0.25%.

o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Morgan Keegan Fund investments as part of your current investment.

o "Letter of intent" allows you to count all investments in this or other Morgan Keegan Funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                      Morgan Keegan Intermediate Bond Fund

--------------------------------------------------------------------------------

                              Class A Sales Charge

                                                                 As a % of your
   Your investment            As of % of offering price            investment
--------------------------------------------------------------------------------

up to $49,999                         2.00%                          2.04%
--------------------------------------------------------------------------------
$50,000 to $99,999                    1.75%                          1.78%
$100,000 to $249,999                  1.50%                          1.52%
$250,000 to $499,999                  1.00%                          1.01%
$500,000 to $999,999                  0.75%                          0.76%
$1 million and over                   0.00%                          0.00%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         Morgan Keegan High Income Fund


--------------------------------------------------------------------------------

                              Class A Sales Charge
                                                                  As a % of your
   Your investment                  As of % of offering price       investment
--------------------------------------------------------------------------------

up to $49,999                               2.50%                      2.56%
$50,000 to $99,999                          2.25%                      2.30%
$100,000 to $249,999                        1.75%                      1.78%
$250,000 to $499,999                        1.25%                      1.27%
$500,000 to $999,999                        1.00%                      1.01%
$1 million and over                         0.00%                      0.00%
--------------------------------------------------------------------------------



CLASS C -- LEVEL LOAD

o     No initial sales charge.
o Deferred sales charge of 1%, payable by you if you sell shares within one year of purchase.
o Annual marketing/service (12b-1) fee of 0.60% for the Morgan Keegan Intermediate Bond Fund and 0.75% for the Morgan Keegan High Income Fund.


CLASS I -- NO LOAD

o     No sales charges of any kind.
o No marketing/service (12b-1) fees; annual expenses are lower than other share classes.
o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your financial professional for information).

RULE 12B-1 FEES

Each Fund has adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of the Class A and C shares; and because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

POLICIES FOR BUYING SHARES

Once you have chosen a share class, the next step is to determine the amount that you want to invest.

MINIMUM INITIAL INVESTMENTS PER FUND:

o        $1,000
o        $250 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENTS:

o        $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price.

WIRE TRANSACTIONS. Funds may be wired between 8:30 a.m. and 3:00 p.m. central time. Your bank may charge a fee for wiring money. Call Morgan Keegan to request a purchase application. Forward your application to Morgan Keegan. Please be sure to include the appropriate bank information.

PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to Morgan Keegan.

Call your Morgan Keegan broker or Morgan Keegan at 800-366-7426 or visit our web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE:

Contact Morgan Keegan at 800-366-7426.

BY CHECK:

Fill out the investment stub from an account statement, or indicate the Fund name on your check. Make checks payable to "Morgan Keegan". Mail the check and stub to Morgan Keegan.

SYSTEMATIC INVESTMENT:

Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan broker or Morgan Keegan at 800-366-7426 or visit our web site at www.morgankeegan.com.

BUYING SHARES [GRAPHICS OMITTED]

THROUGH A FINANCIAL PROFESSIONAL    Contact your Morgan Keegan broker.

BY MAIL        Send  a  completed   purchase   application to your Morgan Keegan
broker or Morgan Keegan at the address at the bottom of this page. Specify the Fund, the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents, as well as signature guarantees if required .

BY TELEPHONE As long as the transaction does not require a written request, you or your financial professional can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you on the following business day.

BY EXCHANGE    Read the prospectus for the Fund  into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   web   site   at
www.morgankeegan.com.

BY SYSTEMATIC INVESTING See plan information on page 14.

MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, central time)

INTERNET

www.morgankeegan.com

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

o     You are selling more than $100,000 worth of shares
o     The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

      CORPORATE ACCOUNTS: certified copy of a corporate resolution
      FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS Morgan Keegan will attempt to notify you promptly if any information necessary to process your request is missing.

TIMING OF REQUESTS All requests received in good order by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $5,000. A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

SELLING RECENTLY PURCHASED SHARES If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

TO SELL SOME OR ALL OF YOUR SHARES  [GRAPHICS OMITTED]

THROUGH A FINANCIAL PROFESSIONAL    Contact your Morgan Keegan broker.

BY MAIL Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the Fund, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

BY TELEPHONE As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE Read the prospectus for the Fund into which you are exchanging. Call Morgan Keegan at 800-366-7426 or visit our web site at www.morgankeegan.com.

BY SYSTEMATIC WITHDRAWAL See plan information on page 14.

MORGAN KEEGAN & CO., INC.
50 North Front Street
Memphis, TN 38103

Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., Business Days, central time)

INTERNET
www.morgankeegan.com

FUNDS' MANAGEMENT AND INVESTMENT ADVISER

The Funds are managed by Morgan Asset Management, Inc. (the "Adviser"), 50 North Front Street, Memphis, TN 38103. Pursuant to an advisory agreement (the "Advisory Agreement"), the Adviser is responsible for the investment management of the Funds, including responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Morgan Keegan Intermediate Bond Fund pays the Adviser an advisory fee equal to an annual rate of 0.40% of its daily net assets; and Morgan Keegan High Income Fund pays the Adviser an advisory fee equal to an annual rate of 0.75% of its average daily net assets. Founded in 1986, the Adviser is a wholly owned subsidiary of Morgan Keegan, Inc. The Adviser has, as of September 30, 1998, more than $1 billion in total assets under management.

FUNDS' DISTRIBUTOR

Morgan Keegan & Company, Inc., one of the nation's largest independent regional financial services firms, acts as the distributor of the Funds' shares. It also is a wholly owned subsidiary of Morgan Keegan, Inc.


ACCOUNT POLICIES

THE FUNDS' BUSINESS HOURS The Funds are open the same days as the NYSE (generally Monday through Friday). Representatives of the Funds are available from 8:30 a.m. to 4:30 p.m. central time on these days.

CALCULATING SHARE PRICE The offering price of a share is its net asset value plus a sales charge, if applicable. Each Fund calculates the net asset value for each class of shares (NAV) every business day at the close of regular trading on the NYSE (usually 4:00 p.m. eastern time) by subtracting the liabilities attributable to shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. Securities owned by each Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless conditions otherwise indicate. Other securities are valued at fair value as determined by, or under the supervision of, the Board of Directors of the Funds.

TELEPHONE REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your financial professional can also use these privileges to request exchanges on your account, and with your written permission, redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The Funds may suspend or eliminate the telephone privilege at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares between the Funds or to exchange Class A shares of either Fund for shares of Morgan Keegan Southern Capital Fund. Your new Fund shares will be the same class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

Frequent exchanges can interfere with Fund management and drive up costs for all shareholders. Because of this, the Funds currently limit each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The Funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500, Morgan Keegan may mail you a notice asking you to bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of either Fund or Morgan Keegan Southern Capital Fund at net asset value, without payment of a sales charge.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund distributes its net income and net capital gain to shareholders. Using projections of its future income, each Fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed annually.

You may have your distributions reinvested in either Fund or the Morgan Keegan Southern Capital Fund, deposited in a bank account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in the Fund.

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends and short-term capital gain distributions you receive from Fund are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Every year, the Fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing in a large amount in the fund close to the end of its fiscal year (if the fund makes a capital gains distribution, you will receive some of your investment back as a taxable distribution), or
o Selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss).

Your investment in the Fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in a Fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from a Fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

The Funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

All orders to purchase shares are subject to acceptance by the Funds.

At any time, the Funds may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

MORE ABOUT RISK

OTHER SECURITIES AND RISKS

Each of the Funds' portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the Fund descriptions. Below are brief descriptions of other securities and practices, along with their associated risks.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES Asset-backed securities represent interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Mortgage-Backed securities are securities representing interests in a pool of mortgages secured by real property. Such securities are subject to prepayment and extension risks as well as risks applicable to other debt instruments.

RESTRICTED AND ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a smaller extent, the valuation of the Fund) may have a subjective element.

FOREIGN INVESTMENTS Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

DERIVATIVES, a category that includes options and futures, are financial instruments whose value derives from another security or an index. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With all derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund

ZERO COUPONS A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to a Fund, and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time.

OTHER INVESTMENT PRACTICES.

Each Fund may invest some assets in options, futures and foreign currencies. It may also sell short, lend securities or purchase on a when-issued basis. These practices are used primarily to hedge a Fund's portfolio but may be used to increase returns; however such practices sometimes may reduce returns or increase volatility.

YOUR INVESTMENT -- THE OPPORTUNITY

SERVICES YOU CAN USE

o AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

o MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

o DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

o EXCHANGES. It's easy to move money from one Fund to the other or the Morgan Keegan Southern Capital Fund, with no exchange fees. (Exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com

EASY TO START AND EASY TO MANAGE

OPENING a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your financial professional can help you determine if this fund is right for you. He or she is trained to understand investments and can help speed the application process.

TAKE ADVANTAGE of everything your financial professional and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your financial professional can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated January 1, 1999, containing further information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus. A copy of the SAI may be obtained, without charge:

o        from your Morgan Keegan broker;

o        by calling Morgan Keegan at 800-366-7426;

o        by writing to Morgan Keegan at the address noted below; or

o        by accessing the web site maintained by the SEC (http://www.sec.gov).



Information about the Funds (including the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for further information), or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38102
                    Investment Company Act File No. 811-___.

                         MORGAN KEEGAN SERIES FUND, INC.

ACCOUNT APPLICATION

Do not use this Application for IRA or Keogh Plans.
For special forms or if you need assistance completing this Application, Please call your Morgan Keegan broker or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures. Please use blue or black ink only.

1.       FUND CHOICE
___      Morgan Keegan Intermediate Bond Fund
___      Morgan Keegan High Income Fund
If you choose to invest in both funds initially, please indicate the total purchase $ amount and how you wish to have your initial investment split among the funds.

$_____________Total   Investment.   Please   split  the  total  as  follows:   $
__________________    to   the   Morgan   Keegan    Intermediate    Bond   Fund,
$____________________ to the Morgan Keegan High Income Fund.

2.       ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

/ /      Individual or Joint Account*


--------------------------------------------------------------------------------
Owner's name (first, middle initial, last) and

--------------------------------------------------------------------------------
Joint owner's name (first, middle initial, last)

*Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

/ /      UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

________________________________________________________________________________
Minor's name (first, middle initial, last - one minor only)

____________________________________________Uniform Gifts/Transfers to Minor Act
State

-----/------/------
Minor's date of birth

OR

/ /     TRUST

___________________________________________________________________As trustee(s)
of
Trustee(s) name

______________________________________________________________for the benefit of
Name of trust agreement
                                      dated

________________________________________________________________________________
Beneficiary's name (if applicable)             Date of trust agreement

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

/ /     CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY


________________________________________________________________________________
Name of Corporation, Partnership, Estate or Other Entity


________________________________________________________________________________
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426.

3.       ADDRESS


________________________________________________________________________________
Street or P.O. Box                                       Apt. No.


________________________________________________________________________________
City                         State                              Zip Code
(   )                                          (   )

________________________________________________________________________________
Daytime phone number                                 Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


________________________________________________________________________________
Country of permanent residence

4.       SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 -----   -----   -----   -----   -----   -----   -----   -----   -----

o     INDIVIDUAL ACCOUNTS Specify the Social Security number of the owner.
o *JOINT ACCOUNTS Specify the Social Security number of the first named owner.
o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS Specify minor's Social Security Number.

o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS Specify the Taxpayer Identification Number or Social Security number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

*In ADDITION to the above, Joint accounts must ALSO specify the Social Security number of the second named owner here.

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 -----   -----   -----   -----   -----   -----   -----   -----   -----


5.       INVESTMENT METHOD (MINIMUM INVESTMENT: $1,000)

/ /      CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

FOR $ ____ _____________________________________________________________________
          Amount


6.       DIVIDEND AND CAPITAL GAINS DISTRIBUTION OPTIONS
CHECK ONE ONLY. IF YOU DO NO CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED.

___      Reinvest all dividends and capital gains.

___      Pay all dividends and capital gains by check.

___      Pay all dividends by check and reinvest all capital gains.

7.       SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN FUNDS MUTUAL FUND ACCOUNT.

___      Yes, I (we) want the Morgan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s).

___  1st            ___  15th                 ___  both dates

Amount you would like to invest each time:  $______________

8.       TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among certain Morgan Keegan Series Funds and the Morgan Keegan Southern Capital Fund with the same registration.

Please check one: I (we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Pleasecheck one: I (we) do ___, do not ____ want the TELEPHONE EXCHANGE privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


________________________________________________________________________________
Owner's occupation                                  Owner's date of birth


________________________________________________________________________________
Owner's employer's name


________________________________________________________________________________
Owner's employer's address


________________________________________________________________________________
Joint owner's occupation                          Joint owner's date of birth


________________________________________________________________________________
Joint owner's employer's name


________________________________________________________________________________
Joint owner's employer's address


________________________________________________________________________________
Signature and Taxpayer Identification Number Certification

By signing below, you certify and agree that:

You have received a current Fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any Fund into which you may exchange. You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors). The Fund's Transfer Agent, Morgan Keegan, Morgan Keegan Series Fund, Inc., Morgan Keegan Southern Capital Fund, Inc., Morgan Asset Management, any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries believed to be genuine.
You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its Agencies, and are not Federally Insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other Agency.
The net asset value of funds of this type will fluctuate from time to time.

Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security number or Taxpayer Identification Number in Section 4 of this Application, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to your (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

The Social Security or Taxpayer  Identification  on this Application is correct;
and

You are not subject to backup withholding because a) you are exempt from backup withholding; b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X_______________________________________________________________________________
Owner or Custodian

Joint owner (if any), Corporate officer, Partner, Trustee, etc.

Date                       Title



Mailing Instructions Please mail the application to:

Your Morgan Keegan broker.

Or

Morgan Keegan Fund Series
50 North Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.

Please do not complete

Account Number ______________________                Rep Number_________________

                         MORGAN KEEGAN SERIES FUND, INC.

                      Morgan Keegan Intermediate Bond Fund
                         Morgan Keegan High Income Fund

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (800) 366-7426


                       STATEMENT OF ADDITIONAL INFORMATION



         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated December 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the distributor of the Funds by writing to the above address or by calling the toll-free number listed above.


                     --------------------------------------



                                 January 1, 1999

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................2
INVESTMENT LIMITATIONS AND POLICIES............................................2
ADDITIONAL TAX INFORMATION....................................................20
   General....................................................................20
   Dividends and Other Distributions..........................................20
   Income from Foreign Securities.............................................21
   Hedging Strategies.........................................................23
   Original Issue Discount Securities.........................................24
ADDITIONAL INFORMATION ON REDEMPTIONS.........................................24
VALUATION OF SHARES...........................................................24
PURCHASE OF SHARES............................................................25
   Class A Shares.............................................................25
   Class C Shares.............................................................25
   Class I Shares.............................................................26
PERFORMANCE INFORMATION.......................................................26
   Total Return Calculations..................................................26
   Other Information..........................................................27
TAX-DEFERRED RETIREMENT PLANS.................................................28
   Individual Retirement Accounts - IRAs......................................28
   Self-Employed Individual Retirement Plans - Keogh Plans....................29
   Simplified Employee Pension Plans - SEPPS and Savings Incentive
     Match Plans for Employees - SIMPLES......................................29
DIRECTORS AND OFFICERS........................................................29
INVESTMENT ADVISER............................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................31
DISTRIBUTOR...................................................................33
DESCRIPTION OF THE FUNDS' SHARES..............................................34
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO
  ACCOUNTING SERVICE AGENT....................................................35
LEGAL COUNSEL.................................................................36
CERTIFIED PUBLIC ACCOUNTANTS..................................................36


Dated:  January 1, 1999

                               GENERAL INFORMATION


         The Morgan Keegan Series Fund, Inc., is an open-end investment management company (the "Company") organized as a Maryland corporation on October 27, 1998. The Morgan Keegan Intermediate Bond Fund ("Intermediate Fund") and the Morgan Keegan High Income Fund ("High Income Fund") (each a "Fund," and collectively the "Funds") are diversified series of the Company. Each Fund has its own investment objectives and policies as described in the Funds' Prospectus. Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares.


                       INVESTMENT LIMITATIONS AND POLICIES


         The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

         Each Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

         INVESTMENT LIMITATIONS OF THE FUNDS

         THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

         (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the 1940 Act;

         (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. EACH FUND:

         (1) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

         (2) may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

         (3) may borrow money only (a) from a bank or from a registered investment company or portfolio for which Morgan Asset Management, Inc. (the "Adviser") or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). Each Fund will not borrow from other Funds advised by the Adviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15 % of the Fund's total assets; and

         (4) may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         With respect to limitation (4), if through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

         The following pages contain more detailed information about types of instruments in which each Fund may invest, strategies the Adviser may employ in pursuit of each Fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Funds achieve their goals.

         ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

         MORTGAGE-BACKED SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the "principal-only" security receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security receives interest payments from the same underlying mortgage.

         The value of mortgage-backed securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-backed security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage-backed securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-backed securities.

         CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares, which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

         CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than compatible nonconvertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.

         The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower quality debt securities.

         Since the risk of default is higher for lower-quality debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks. Stripped Government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.

         Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

         MUNICIPAL OBLIGATIONS. These obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or facility being financed. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

         FOREIGN SECURITIES (HIGH INCOME FUND). Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

         Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

         It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where Fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

         Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

         FOREIGN CURRENCY TRANSACTIONS (HIGH INCOME FUND). The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with its investment objective.

         The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

         A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of currency management strategies will depend on the Adviser's skill in analyzing currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would not participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Adviser increases the Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to the Fund or that it will hedge at appropriate times.

         INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

         Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

         Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

         VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

         ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating each Fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

         FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Purchasing Put and Call Options, Writing Put and Call Options, OTC Options, Futures Contracts, Futures Margin Payments, Options and Futures Relating to Foreign Currencies, and Swap Agreements.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of each Fund's assets could impede portfolio management or each Fund's ability to meet redemption requests or other current obligations.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, each Fund will be required to make margin payments to an FCM as described above for futures contracts.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Funds can commit assets to initial margin deposits and option premiums.

         In addition, each Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

         The limitations below on the Funds' investments in futures contracts and options, and the Funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match each Fund's current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in each Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The lack of liquidity in the secondary market for a contract due to price fluctuation limits could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, each Fund's access to other assets held to cover its options or futures positions could also be impaired.

         OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES (HIGH INCOME FUND). Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

         SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

         In a typical cap or floor agreement one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the High Income Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board of Directors monitors investments in illiquid instruments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

         Investments currently considered by the Adviser to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, the Adviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the Funds write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Funds may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors.

         Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, each Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

         LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Funds' policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by any nationally recognized statistical rating service. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the purchaser in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Adviser uses its research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

         Each Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Funds' investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each Fund and the borrower, if the participation does not shift to the Funds the direct debtor-creditor relationship with the borrower, SEC interpretations require the Funds, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a Fund in connection with bankruptcy proceedings), each Fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover their obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.

         DELAYED-DELIVERY TRANSACTIONS. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The Funds may receive fees or price concessions for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with each Fund's investments. If each Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, each Fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

         Each Fund may re-negotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

         SECURITIES LENDING. Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk.

         The Adviser understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions:
(1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         SHORT SALES. A Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Adviser anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

         When a Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

         SOURCES OF CREDIT OR LIQUIDITY SUPPORT. The Adviser may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, the Adviser will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

         LEVERAGE. The use of leverage by each Fund creates an opportunity for increased net income and capital growth for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. Each Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for a Fund including the likelihood of greater volatility of net asset value and market price of the shares and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares may affect the return to a Fund. To the extent the income or capital growth derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital growth from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it deems such action to be appropriate under the circumstances. Certain types of borrowings by a Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. A Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the corporate debt securities or preferred shares purchased by a Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Fund in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

         YEAR 2000 RISKS. Like other financial and business organizations, the Funds could be adversely affected if computer systems on which they rely do not properly process date-related information and data involving the years 2000 and after. The Adviser is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that comparable steps are being taken by each Fund's other major service providers. The Adviser also attempts to evaluate the potential impact of this problem on the issuers of investment securities that each Fund purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

         Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.


GENERAL

         The Funds intend to qualify for treatment as regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to qualify for that treatment, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of their total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


DIVIDENDS AND OTHER DISTRIBUTIONS

         A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by each Fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. Distributions by each Fund of net capital gain (the excess of net long-term capital gain over net short-term capital loss) do not qualify for the dividends-received deduction.

         Dividends or other distributions declared by the Funds in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Funds and received by the shareholders on December 31 if they are paid by the Funds during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

         A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase Fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

         A redemption of each Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences.

         If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


INCOME FROM FOREIGN SECURITIES

         Dividends and interest received by the High Income Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the High Income Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, the High Income Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the High Income Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and
(3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's Federal income tax. The High Income Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within foreign countries and U.S. possessions and foreign taxes paid by it if it makes this election. Pursuant to the Code, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The High Income Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the High Income Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the High Income Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the High Income Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the High Income Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If the High Income Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the High Income Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the High Income Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The High Income Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the High Income Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The High Income Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

         Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time the High Income Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the High Income Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the High Income Fund's investment company taxable income to be distributed to its shareholders.

HEDGING STRATEGIES

         The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Certain options and futures in which a Fund may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. The 60% portion of that capital gain that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain of 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

         If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

ORIGINAL ISSUE DISCOUNT SECURITIES

         A Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, the Fund must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

         Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by each Fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the Funds' investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the Funds' shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Funds' per share net asset value. However, each Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).


                               VALUATION OF SHARES

         Net asset value of each Fund's share will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the Fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas. Securities owned by each Fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined under procedures adopted by the Funds' Board of Directors. Securities traded on an exchange or NASD National Market System securities (including debt securities) will normally be valued at their last sale price. Other over-the-counter securities (including debt securities), and securities traded on exchanges for which there is no sale on a particular day (including debt securities), will be valued by a method which the Funds' Board of Directors believes accurately reflects fair value.

         Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. The Adviser gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign currencies from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Directors.

         Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the Funds' net asset value, and the current market value of options sold by the Funds will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.


                               PURCHASE OF SHARES


CLASS A SHARES

         Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the Funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution.


CLASS C SHARES

         Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a contingent deferred sales charge ("CDSC") charged as a percentage of the dollar amount subject thereto. [In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.] Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

         Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or CDSC.


                             PERFORMANCE INFORMATION

         The Funds' performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The Funds' share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.


TOTAL RETURN CALCULATIONS

         Average annual total return quotes ("Standardized Return") used in the Funds' Performance Advertisements are calculated according to the following formula:

                  n
          P(1 + T)          = ERV
where:    P                 = a hypothetical initial payment of $1,000
          T                 = average annual total return
          n                 = number of years
         ERV                = ending redeemable value of a hypothetical
                              $1,000 payment made at the beginning of
                              that period

         Because each class of the Funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Funds during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Funds' sales charge or Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

         In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking each Fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the Funds' sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

         The Funds may advertise yield, where appropriate. Each Fund's yield is computed by dividing net investment income per share determined for a 30-day period ("Period") by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard:

                                                   6
                        Yield = 2 [{a-b over cd +1} - 1]

          a      =   dividends and interest earned during the period
where:    b      =   net expenses accrued during the period
          c      =   the average daily number of fund shares outstanding during the period that would be entitled to receive dividends
          d      =   the maximum offering price per share on the last day of the period (NAV where applicable)


         In determining interest earned during the Period (variable "a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a Fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a Fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.


OTHER INFORMATION

         From time to time each Fund may compare its performance in Performance Advertisements to the performance of other mutual funds or various market indices.

         The Funds may also quote rankings and ratings, and compare the return of the Funds with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market Fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The Funds may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

         The Funds may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the Funds or their performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the Funds are not insured or guaranteed by the U.S. government, the value of Funds' shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on Funds' shares will vary.

         Each Fund's Performance Advertisements may reference the history of the Fund's Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The Funds may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The Funds may discuss the advantages of saving through tax-deferred retirement plans or accounts.


                          TAX-DEFERRED RETIREMENT PLANS

         As noted in the Funds' Prospectus, an investment in each Fund's shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.


INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

         If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70-1/2 or thereafter. Nondeductible contributions may also be made to an "education IRA," or a "Roth IRA," distributions from which are not taxable under certain circumstances.

         An investment in a Fund's shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your Fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you except as noted above. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan, or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

         Morgan Keegan will assist self-employed individuals to set up a retirement plan through which the Funds' shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities. However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.


SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS AND SAVINGS
INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

         Morgan Keegan also will make available in a similar manner to corporate and other employers a SEPP or SIMPLE for investment in Fund shares.


                             DIRECTORS AND OFFICERS

         The Funds' officers are responsible for the operation of the Funds under the direction of the Board of Directors. The officers and directors of the Funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the Funds as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.


Name                                           Position with the Fund and Principal Occupation During
                                               Past Five Years
[Allen B. Morgan, Jr.*                         President and Director.  Mr. Morgan is Chairman and Chief
Age 56                                         Executive Officer and Executive Managing Director of

                                               Morgan Keegan & Company, Inc. He also is a Chairman
                                               of Morgan Keegan, Inc., a Director of Morgan Asset
                                               Management, Inc., and a Director of Catherine's Stores,
                                               Inc.

James D. Witherington, Jr.                     Director.  Mr. Witherington is President of SSM Corp.
845 Crossover Lane                             (management of venture capital funds).  He also serves as a
Suite 140                                      Director for several private companies.
Memphis, Tennessee 38117
Age 49

Spence L. Wilson                               Director.  Mr. Wilson is President of Kemmons-Wilson,
1629 Winchester Road                           Inc. (private real estate development).  He also is Chairman
Memphis, Tennessee 38116                       of Orange Lake Country Club, Inc. and is a partner in
Age 55                                          several Holiday Inn locations.


                                                -29-

William F. Hughes, Jr.                         Mr. Hughes is a Management Director of Morgan Keegan &
Age 55                                         Company, Inc. He also is President of Morgan Asset
                                               Management, Inc.

William Jefferies Mann                         Director.  Mr. Mann is Chairman and President of Mann
675 Oakleaf Office Lane                        Investments, Inc. (hotel investments/consulting).  He also
Suite 100                                      serves as a Director for Heavy Machines, Inc.
Memphis, Tennessee  38117
Age 65

James Stillman R. McFadden                     Director.  Mr. McFadden is Vice President of Sterling
845 Crossover Lane                             Equities, Inc. (private equity financings).  He is also
Suite 124                                      President and Director of 1703, Inc. and a Director of Starr
Memphis, Tennessee  38117                      Printing Co.
Age 41

Joseph C. Weller*                              Vice President, Treasurer & Assistant Secretary.  Mr.
Age 59                                         Weller is Executive Vice President and Chief Financial
                                               Officer and Executive Managing Director of Morgan
                                               Keegan & Company, Inc.  He also is a Director of Morgan
                                               Asset Management, Inc.]

Charles D. Maxwell*                            Secretary and Assistant Treasurer. Mr. Maxwell is a
Age 44                                         Managing Director and Assistant Treasurer of Morgan
                                               Keegan & Co., Inc. and Secretary/Treasurer of Morgan
                                               Asset  Management,  Inc.  He  was formerly a senior manager with Ernst & Young (accountants) (1976-86).

         Officers and directors of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Directors of the Funds who are not interested persons of the Funds will receive a fee of $1,000 and reimbursement for related expenses for each meeting of the Board of Directors attended by them.


                               INVESTMENT ADVISER

         Morgan Asset Management, Inc., an affiliate of Morgan Keegan, serves as the Funds' investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of [_____________]. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors, the Adviser manages the investment and other affairs of the Funds. The Adviser is responsible for managing the Funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the Funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the Funds with office space as well as with executive and other personnel necessary for the operation of the Funds. In addition, the Adviser is obligated to supply the Board of Directors and officers of the Funds with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of each Fund who are employees of the Adviser and/or its affiliates.

         The Funds bear separately all their other expenses which are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the Funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the Funds' shares; expenses of registering and qualifying Funds' shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to each Fund's shareholders; costs of stationery; costs of shareholders and other meetings of the Funds; compensation and expenses of the independent directors; and insurance covering each Fund and its respective officers and directors. The Funds are also liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be party. The Funds also may have an obligation to indemnify its directors and officers with respect to any such litigation.

         The Intermediate Fund pays the Adviser a management fee at an annual rate of 0.40% of the Fund's average daily net assets. The High Income Fund pays the Adviser a management fee at an annual rate of 0.75% of the Fund's average daily net assets.

         The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of each Fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the Funds who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the Funds, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

         Under the Advisory Agreement, the Funds will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser is responsible for the execution of the Funds' portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The Funds may not always pay the lowest commission or spread available. Rather, the Funds also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below) and any risk assumed by the executing broker.

         The Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services clients other than the Funds. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services.

         From time to time the Funds may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the Funds to pay Morgan Keegan any commission for effecting a securities transaction for the Funds in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the Funds will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers.

         The Funds may not buy securities from, or sell securities to, Morgan Keegan as principal. The Funds' Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the Funds except pursuant to the provisions of Rule lla2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the Funds on that exchange only if the Funds expressly consents by written contract. The Advisory Agreement expressly provides such consent in accordance with Rule lla2-2(T).

         Investment decisions for the Funds are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

         Morgan Keegan personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders by all Morgan Keegan directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the Funds.

                                   DISTRIBUTOR

         Morgan Keegan acts as distributor of the Funds' shares pursuant to an Underwriting Agreement between the Funds and Morgan Keegan dated ____________, 1998 ("Underwriting Agreement"). The shares of the Funds are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of each Fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan also compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of each Fund's shares in accounts of their clients. From time to time, certain Morgan Keegan brokers may be paid more than others as a result of their sales of Fund shares.

         Each Fund has adopted a Distribution Plan with respect to the Class A shares and Class C shares (each a "Plan," collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Intermediate Fund, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares, and 0.60% for Class C shares of the Funds' average daily net assets attributable to shares of that class. Under the High Income Fund, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares and 0.75% for Class C shares of the Funds' average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

         Service fees and distribution fees paid by the Funds to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. No interested person of the Funds or non-interested director had a direct or indirect interest in the Plans or related agreements. The Funds benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

         The Plans were approved by the Initial Shareholder on _____________, 1998, and as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on the same date, including a majority of the directors who are not "interested persons" of the Funds, as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").

         In approving the Plans, in accordance with the requirements of Rule 12b-1, the Board of Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing bond funds. The Board of Directors also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board of Directors determined that there was a reasonable likelihood that the Plans would benefit each Fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the Funds to have Morgan Keegan investment brokers available to promote and sell the Funds, thereby assisting the Funds to attract assets. Growth of assets is expected to benefit the Funds and the Adviser. The Funds are expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the Funds are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as Fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board of Directors acknowledged, however, that there is no assurance that benefits to the Funds will be realized as a result of the Plans.

         The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of each Fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the Funds to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the Funds requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

         The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors of the Funds.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the Funds may rely on that rule only if the selection and nomination of the Fund's independent directors are committed to the discretion of such independent directors.

         The Underwriting Agreement was approved by vote of the Board of Directors and the Qualified Directors on ___________, 1998. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. Each Fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of each Fund.


                        DESCRIPTION OF THE FUNDS' SHARES

         The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue one billion shares (1,000,000,000), par value of one tenth of one cent ($.001) . Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized two series of shares (Intermediate Bond Fund and High Income Fund) and the issuance of three classes of shares of each Fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

         The Articles of Incorporation provide that all dividends and distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

         Each class will vote separately on matters pertaining only to that class, as the Board of Directors may determine. On all other matters, all classes shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

         Unless otherwise required by the 1940 Act or the Articles of Incorporation, the Funds have no intention of holding annual meetings of shareholders. The Funds' shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each Fund. At least two-thirds of the directors holding office must have been elected by the shareholders.


                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT

         Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of each Fund. For these services, Morgan Keegan receives from each Fund a fee of [$_______] per month, or [$________] per year.

         Morgan Keegan also provides accounting services to each Fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from each Fund a fee of [$_______] per month, or [$________] per year.

         The Funds reserve the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

         State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the Funds' custodian.

                                  LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to each Fund and has passed upon certain matters in connection with this offering.


                          CERTIFIED PUBLIC ACCOUNTANTS

         KPMG Peat Marwick LLP, Fifty North Front Street, Memphis, Tennessee 38103, are the Funds' independent certified public accountants. KPMG Peat Marwick LLP, performs an audit of the Funds' financial statements and reviews the Funds' federal and state income tax returns.



                              FINANCIAL STATEMENTS



                              [Text to be supplied]

                            PART C OTHER INFORMATION

23.  Exhibits:

     (a)       Articles of Incorporation (filed herewith)
     (b)       By-laws (to be filed)
     (c)       Instruments Defining Rights of Security Holders
               1.   Articles of Incorporation (filed herewith)
               2.   Bylaws (to be filed)
     (d)       Investment Advisory and Management Agreement (to be filed)
     (e)       Underwriting Agreement (to be filed)
     (f)       Bonus or Profit Sharing Contracts - none
     (g)       Custodian Agreement (to be filed)
     (h)       Other Material Contracts
               1.   Fund Accounting Services Agreement (to be filed)
               2.   Agency Agreement (to be filed)
     (i)       Legal Opinion (to be filed)
     (j)       Other Opinions
               1.   Accountants' Consent (to be filed)
     (k)       Omitted Financial Statements - not applicable
     (l)       Initial Capital Agreement (to be filed)
     (m)       Distribution Plan pursuant to Rule 12b-1 (to be filed)
     (n)       Financial Data Schedule (to be filed)
     (o)       Rule 18f-3 Plan (to be filed)




Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Morgan Asset Management, Inc., a Tennessee corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on May 26, 1998 with the Securities and Exchange Commission (registration number 801-27629) and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITER

(a)       Bedford Money Market Fund
          Morgan Keegan Southern Capital Fund, Inc.

(b)       Morgan Keegan & Company, Inc.

NAME AND                      POSITIONS AND                      POSITIONS AND
PRINCIPAL BUSINESS            OFFICES WITH                       OFFICES WITH
ADDRESS                       UNDERWRITER                        REGISTRANT

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.          Chairman and                       None
                              Chief Executive
                              Officer, Executive
                              Managing Director

Joseph C. Weller              Chief Financial                    None
                              Officer, Executive
                              Managing Director,
                              Executive Vice President,
                              Secretary and Treasurer

John W. Stokes, Jr.           Vice Chairman,                     None
                              Executive Managing
                              Director

Robert A. Baird               Executive                          None
                              Managing Director

Randolph C. Coley             Executive Managing                 None
                              Director

G. Douglas Edwards            Executive Managing                 None
                              Director

James H. Ganier               Executive Managing                 None
                              Director

Stephen P. Laffey             Executive Managing                 None
                              Director

Mark A. Lee                   Executive Managing                 None
                              Director

Thomas V. Orr                 Executive Managing                 None
                              Director

James A. Parish, Jr.          Executive Managing                 None
                              Director

Allen B. Adler                Managing Director                  None

Franklin P. Allen, III        Managing Director                  None

George Arras                  Managing Director                  None

James M. Augustine            Managing Director                  None

Joseph K. Ayers               Managing Director                  None

Rodney D. Baber, Jr.          Managing Director                  None

Richard G. Backus             Managing Director                  None

George E. Bagwell             Managing Director                  None

Woodley H. Bagwell            Managing Director                  None

Charles E. Bailey             Managing Director                  None

Milton Barber                 Managing Director                  None

Joseph C. Barkley             Managing Director                  None

Reginald E. Barnes            Managing Director                  None

Glen E. Bascom                Managing Director                  None

W. Preston Battle             Managing Director                  None

Robert (Bob) D. Berry         Managing Director                  None

Robert C. Berry               Managing Director                  None

Cristan K. Blackman           Managing Director                  None

John D. Brewer                Managing Director                  None

Paul S. Burd                  Managing Director                  None

John B. Carr, Jr.             Managing Director                  None

Ted Cashion                   Managing Director                  None

John C. Carson                Managing Director                  None

Marshall Clark                Managing Director                  None

William F. Clay               Managing Director                  None

Robert E.L. Cope              Managing Director                  None

Mark W. Crowl                 Managing Director                  None

Brian W. Dalton               Managing Director                  None

Harold L. Deaton              Managing Director                  None

William W. Deupree, Jr.       Managing Director                  None

Ted B. Donaldson              Managing Director                  None

Bob Dudley                    Managing Director                  None

Richard H. Eckels             Managing Director                  None

Richard S. Ferguson           Managing Director                  None

Robert M. Fockler             Managing Director                  None

Wilmer J. Freiberg            Managing Director                  None

Graham D.S. Fulton            Managing Director                  None

John H. Geary                 Managing Director                  None

Robert D. Gooch, Jr.          Managing Director                  None

James F. Gould                Managing Director                  None

Terry C. Graves               Managing Director                  None

Chip Grayson                  Managing Director                  None

Gary W. Guinn                 Managing Director                  None

David M. Guthrie              Managing Director                  None

Jan L. Gwin                   Managing Director                  None

Thomas M. Hahn                Managing Director                  None

Thomas V. Harkins             Managing Director                  None

Michael J. Harris             Managing Director                  None

Haywood H. Henderson, Jr.     Managing Director                  None

Roderick E. Hennek            Managing Director                  None

Edwin L. Hoopes, III          Managing Director                  None

R. Davis Howe                 Managing Director                  None

William F. Hughes, Jr.        Managing Director                  None

Joe R. Jennings               Managing Director                  None

Robert Jetmundsen             Managing Director                  None

Ramkrishna Kasargod           Managing Director                  None

Peter R. Klyce                Managing Director                  None

Peter S. Knoop                Managing Director                  None

W. Larry M. Knox, Jr.         Managing Director                  None

E. Carl Krausnick, Jr.        Managing Director                  None

Jim Ladyman                   Managing Director                  None

Welling LaGrone               Managing Director                  None

Benton G. Landers             Managing Director                  None

William A. Langevin           Managing Director                  None

William M. Lellyett, Jr.      Managing Director                  None

Willard G. Logan, Jr.         Managing Director                  None

Wiley H. Maiden               Managing Director                  None

John H. Martin                Managing Director                  None

William D. Mathis, III        Managing Director                  None

Foxy Mathews                  Managing Director                  None

Francis Maus                  Managing Director                  None

Charles D. Maxwell            Managing Director                  Director

John W. Mayer                 Managing Director                  None

Neal McAtee                   Managing Director                  None

Harris McCraw                 Managing Director                  None

Edward S. Michelson           Managing Director                  None

George Rolfe Miller           Managing Director                  None

Gary Mills                    Managing Director                  None

David Montague                Managing Director                  None

Robert M. Montague            Managing Director                  None

K. Brooks Monypeny            Managing Director                  None

John G. Moss                  Managing Director                  None

Lewis A. Moyse                Managing Director                  None

William G. Mueller            Managing Director                  None

Mortimer S. Neblett           Managing Director                  None

Philip Nichols                Managing Director                  None

Michael O'Keefe               Managing Director                  None

Jack A. Paratore              Managing Director                  None

William T. (Dale)             Managing Director                  None
 Patterson

Chris Perkins                 Managing Director                  None

Minor Perkins                 Managing Director                  None

Logan Philips                 Managing Director                  None

L. Jackson Powell             Managing Director                  None

S. Mark Powell                Managing Director                  None

Richard L. Preis              Managing Director                  None

C. David Ramsey               Managing Director                  None

Hedi H. Reynolds              Managing Director                  None

R. Michael Ricketts           Managing Director                  None

Donna Richardson              Managing Director                  None

Thomas E. Robinson, Sr.       Managing Director                  None

Darien Roche                  Managing Director                  None

Kenneth L. Rowland            Managing Director                  None

W. Wendell Sanders            Managing Director                  None

E. Elkan Scheidt              Managing Director                  None

Ronald J. Schuberth           Managing Director                  None

Lynn T. Shaw                  Managing Director                  None

Fred B. Smith                 Managing Director                  None

Richard J. Smith              Managing Director                  None

Robert L. Snider              Managing Director                  None

John B. Snowden, IV           Managing Director                  None

Thomas A. Snyder              Managing Director                  None

Rick Spell                    Managing Director                  None

John W. (Jack) Stokes, III    Managing Director                  None

John B. Strange               Managing Director                  None

James M. Tait, III            Managing Director                  None

Crosby Taylor                 Managing Director                  None

Phillip C. Taylor             Managing Director                  None

John D. Threadgill            Managing Director                  None

P. Gibbs Vestal               Managing Director                  None

Edmund J. Wall                Managing Director                  None

W. Charles Warner             Managing Director                  None

Richard E. Watson             Managing Director                  None

Patrick J. Weber              Managing Director                  None

Craig T. Weichmann            Managing Director                  None

John Wilson                   Managing Director                  None

J. William Wyker              Managing Director                  None

John J. Zollinger, III        Managing Director                  None

(c)   None


Item 28.  LOCATION OF ACCOUNTS AND RECORDS

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

Item 29.  MANAGEMENT SERVICES

          Not applicable

Item 30.  UNDERTAKINGS

          The Registrant undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Series Fund, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Memphis and State of Tennessee, on the 27th day of October, 1998.

                              MORGAN KEEGAN SERIES FUND, INC.



                              By:  /s/ Charles D. Maxwell
                                   -----------------------
                                       Charles D. Maxwell
                                       Director

                             MORGAN KEEGAN SERIES FUND, INC.

                                      Exhibit Index


Exhibits:

      (a)         Articles of Incorporation ( filed herewith)
      (b)         By-laws (to be filed)
      (c)         Instruments Defining Rights of Security Holders
                  1.    Articles of Incorporation (filed herewith)
                  2.    Bylaws (to be filed)
      (d)         Investment Advisory and Management Agreement (to be filed)
      (e)         Underwriting Agreement (to be filed)
      (f)         Bonus or Profit Sharing Contracts - none
      (g)         Custodian Agreement (to be filed)
      (h)         Other Material Contracts
                  1.    Fund Accounting Services Agreement (to be filed)
                  2.    Agency Agreement (to be filed)
      (i)         Legal Opinion (to be filed)
      (j)         Other Opinions
                  1.    Accountants' Consent (to be filed)
      (k)         Omitted Financial Statements - not applicable
      (l)         Initial Capital Agreement (to be filed)
      (m)         Distribution Plan pursuant to Rule 12b-1 (to be filed)
      (n)         Financial Data Schedule (to be filed)
      (o)         Rule 18f-3 Plan (to be filed)